CHIEF INVESTMENT OFFICER'S MARKET OVERVIEW LETTER
EXECUTIVE INVESTORS TRUST
  BLUE CHIP FUND
  HIGH YIELD FUND
  INSURED TAX EXEMPT FUND

Dear Investor:

We are pleased to present the semi-annual report for the funds of Executive Investors Trust for the six months ended June 30, 1998. Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth, low inflation, and respectable corporate earnings reports helped provide a positive environment for investors in most types of funds.

The U.S. economy remained strong for the first half of 1998, with sustained, moderate growth and low levels of inflation and unemployment. Inflation remained low, as the Consumer Price Index rose just 1.7% for the twelve months ended June
30. The unemployment rate continued to be low, at 4.5% as of June 30, 1998. Consumer confidence remained high, encouraged by the robust domestic economy and rising income levels.

In general, our long-term outlook for the financial markets continues to be positive. The economy appears to be growing moderately, inflation remains subdued and the Federal Reserve appears unlikely to tolerate unsustainably fast economic growth. In regard to the stock market, we are encouraged by the underlying fundamentals of the U.S. economy. However, we are cautioned by a number of situations, including the struggles in Asia. We are concerned about the effect this region's difficulties may have on U.S. growth and corporate earnings. We are also concerned about the relative lack of pricing power and the prospects that the lofty level of gains posted year-to-date can continue into the second half of 1998.

With regard to the bond market, interest rates continue to remain in a tight range; we believe the Federal Reserve is likely to maintain current interest rates. Continued weak Asian markets, low inflation in the U.S. and the Federal budget surplus should support an environment of low interest rates and high bond prices. However, the continued strength of the U.S. economy could result in higher interest rates and inflation, notwithstanding Asia. In this event, bond fund values would decline.

Thank you for your continued confidence in Executive Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

     [SIGNATURE]

Clark D. Wagner
Chief Investment Officer
Executive Investors Management Company, Inc.

July 31, 1998

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS BLUE CHIP FUND
June 30, 1998

----------------------------------------------------------------------------------
                                                                            AMOUNT
                                                                          INVESTED
                                                                          FOR EACH
                                                                        $10,000 OF
SHARES   SECURITY                                                VALUE  NET ASSETS
----------------------------------------------------------------------------------
         COMMON STOCKS--96.3%
         BASIC MATERIALS--2.7%
   400   Allegheny Teledyne, Inc.                           $    9,150     $    20
   800   *Bethlehem Steel Corporation                            9,950          22
   500   Bowater, Inc.                                          23,625          52
   600   Du Pont (E.I.) de Nemours & Company                    44,775          99
   400   Ecolab, Inc.                                           12,400          27
   400   Monsanto Company                                       22,350          49
----------------------------------------------------------------------------------
                                                               122,250         269
----------------------------------------------------------------------------------
         CAPITAL GOODS--9.3%
   600   AMP, Inc.                                              20,625          45
   600   Avery Dennison Corporation                             32,250          71
   300   Corning, Inc.                                          10,425          23
   200   Emerson Electric Company                               12,075          27
 1,500   General Electric Company                              136,500         301
   950   Ingersoll-Rand Company                                 41,859          92
   200   Minnesota Mining and Manufacturing Company             16,437          36
   400   Pitney-Bowes, Inc.                                     19,250          42
   400   Textron, Inc.                                          28,675          63
   600   Tyco International, Ltd.                               37,800          83
   200   United Technologies Corporation                        18,500          41
 1,000   *Waste Management, Inc.                                49,375         109
----------------------------------------------------------------------------------
                                                               423,771         933
----------------------------------------------------------------------------------
         COMMUNICATION SERVICES--4.9%
 1,100   *AirTouch Communications, Inc.                         64,281         142
   600   Bell Atlantic Corporation                              27,375          60
   200   Century Telephone Enterprises, Inc.                     9,175          20
   400   GTE Corporation                                        22,250          49
   200   MCI Communications Corporation                         11,625          26
   932   *Qwest Communications International, Inc.              32,503          72
   800   SBC Communications, Inc.                               32,000          71
   500   *WorldCom, Inc.                                        24,219          53
----------------------------------------------------------------------------------
                                                               223,428         493
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                                            AMOUNT
                                                                          INVESTED
                                                                          FOR EACH
                                                                        $10,000 OF
SHARES   SECURITY                                                VALUE  NET ASSETS
----------------------------------------------------------------------------------
         CONSUMER CYCLICALS--9.8%
   400   *CompUSA, Inc.                                     $    7,225     $    16
   700   *Costco Companies, Inc.                                44,144          97
   300   Federal-Mogul Corporation                              20,250          45
   500   *Federated Department Stores, Inc.                     26,906          59
   600   Hilton Hotels Corporation                              17,100          38
   300   Home Depot, Inc.                                       24,919          55
   900   *Lear Corporation                                      46,181         102
   600   Masco Corporation                                      36,300          80
   600   Mattel, Inc.                                           25,387          56
   500   McGraw-Hill Companies, Inc.                            40,781          90
   600   New York Times Company - Class "A"                     47,550         105
   600   Ogden Corporation                                      16,612          37
   600   Omnicom Group, Inc.                                    29,925          66
 1,000   Wal-Mart Stores, Inc.                                  60,750         134
----------------------------------------------------------------------------------
                                                               444,030         980
----------------------------------------------------------------------------------
         CONSUMER STAPLES--13.7%
   800   Anheuser-Busch Companies, Inc.                         37,750          83
 1,000   *Apollo Group, Inc.                                    33,062          73
   600   Bestfoods                                              34,837          77
   500   *Chancelor Media Corporation                           24,828          55
   600   Coca-Cola Company                                      51,300         113
   300   Comcast Corporation - Special Class "A"                12,178          27
   400   Fort James Corporation                                 17,800          39
   900   General Mills, Inc.                                    61,537         136
 1,000   *Host Marriott Corporation                             17,812          39
   300   Kimberly-Clark Corporation                             13,762          30
   700   *Outback Steakhouse, Inc.                              27,300          60
   600   Procter & Gamble Company                               54,637         120
   700   Rite Aid Corporation                                   26,294          58
   300   Rubbermaid, Inc.                                        9,956          22
   426   *Safeway, Inc.                                         17,333          38
   600   Sara Lee Corporation                                   33,562          74
   450   *Tele-Communications, Inc. Liberty Media Group -
           Series "A"                                           17,466          38
----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS BLUE CHIP FUND
June 30, 1998

----------------------------------------------------------------------------------
                                                                            AMOUNT
                                                                          INVESTED
                                                                          FOR EACH
                                                                        $10,000 OF
SHARES   SECURITY                                                VALUE  NET ASSETS
----------------------------------------------------------------------------------
         CONSUMER STAPLES (continued)
   600   Time Warner, Inc.                                  $   51,263     $   113
   400   Unilever, N.V.                                         31,575          70
   600   *USA Networks, Inc.                                    15,075          33
   300   Walt Disney Company                                    31,519          69
----------------------------------------------------------------------------------
                                                               620,846       1,367
----------------------------------------------------------------------------------
         ENERGY--7.0%
   550   Amoco Corporation                                      22,894          50
   400   Chevron Corporation                                    33,225          73
   700   ENSCO International, Inc.                              12,163          27
 1,300   Exxon Corporation                                      92,706         204
   200   Kerr-McGee Corporation                                 11,575          26
   500   Mobil Corporation                                      38,313          84
 1,000   Royal Dutch Petroleum Company                          54,813         121
   100   Schlumberger, Ltd.                                      6,831          15
   300   Texaco, Inc.                                           17,906          39
   900   Tosco Corporation                                      26,438          58
----------------------------------------------------------------------------------
                                                               316,864         697
----------------------------------------------------------------------------------
         FINANCIAL--17.4%
   400   Allstate Corporation                                   36,625          81
   200   American Express Company                               22,800          50
   325   American International Group, Inc.                     47,450         105
   300   Banc One Corporation                                   16,744          37
   300   Bank of New York Company, Inc.                         18,206          40
   300   BankAmerica Corporation                                25,931          57
 1,000   BankBoston Corporation                                 55,625         123
   800   Chase Manhattan Corporation                            60,400         133
   300   Citicorp                                               44,775          99
   700   Conseco, Inc.                                          32,725          72
   600   Fannie Mae                                             36,450          80
   400   Fifth Third Bancorp                                    25,200          56
   200   First Chicago NBD Corporation                          17,725          39
   800   First Union Corporation                                46,600         103
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                                            AMOUNT
                                                                          INVESTED
                                                                          FOR EACH
                                                                        $10,000 OF
SHARES   SECURITY                                                VALUE  NET ASSETS
----------------------------------------------------------------------------------
         FINANCIAL (continued)
   700   Freddie Mac                                        $   32,944     $    73
   300   Golden West Financial Corporation                      31,894          70
   450   Jefferson-Pilot Corporation                            26,072          57
   400   Merrill Lynch & Company, Inc.                          36,900          81
   300   Morgan Stanley, Dean Witter, Discover and Company      27,413          60
   300   NationsBank Corporation                                22,950          51
 1,400   Norwest Corporation                                    52,325         115
   500   TIG Holdings, Inc.                                     11,500          25
   700   Travelers Group, Inc.                                  42,438          94
   200   Wachovia Corporation                                   16,900          37
----------------------------------------------------------------------------------
                                                               788,592       1,738
----------------------------------------------------------------------------------
         HEALTHCARE--11.2%
   800   Abbott Laboratories                                    32,700          72
   600   American Home Products Corporation                     31,050          68
   300   Baxter International, Inc.                             16,144          36
   400   Bristol-Myers Squibb Company                           45,975         101
   300   *Genentech, Inc.                                       20,363          45
   500   *Health Management Associates, Inc. - Class "A"        16,719          37
   800   *Healthsouth Corporation                               21,350          47
   600   Johnson & Johnson                                      44,250          98
   500   Medtronic, Inc.                                        31,875          70
   700   Merck & Company, Inc.                                  93,625         206
   400   Pfizer, Inc.                                           43,475          96
   300   *Tenet Healthcare Corporation                           9,375          21
 1,000   *Total Renal Care Holdings, Inc.                       34,500          76
   400   United Healthcare Corporation                          25,400          56
   600   Warner-Lambert Company                                 41,625          92
----------------------------------------------------------------------------------
                                                               508,426       1,121
----------------------------------------------------------------------------------
         TECHNOLOGY--16.6%
   800   Advanced-Micro Devices, Inc.                           13,650          30
   700   *Altera Corporation                                    20,694          46
   200   *ASM Lithography Holding, N.V.                          5,813          13
----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS BLUE CHIP FUND
June 30, 1998

----------------------------------------------------------------------------------
                                                                            AMOUNT
                                                                          INVESTED
                                                                          FOR EACH
                                                                        $10,000 OF
SHARES   SECURITY                                                VALUE  NET ASSETS
----------------------------------------------------------------------------------
         TECHNOLOGY (continued)
   300   *Bay Networks, Inc.                                $    9,675     $    21
 1,100   *Cadence Design Systems, Inc.                          34,375          76
   400   *Cisco Systems, Inc.                                   36,825          81
 1,400   Comdisco, Inc.                                         26,600          59
 1,000   Compaq Computer Corporation                            28,375          63
   200   *Dell Computer Corporation                             18,563          41
 2,100   First Data Corporation                                 69,956         154
   700   *Fore Systems, Inc.                                    18,550          41
   400   Grainger (W.W.), Inc.                                  19,925          44
   800   HBO & Company                                          28,200          62
   700   Intel Corporation                                      51,888         114
   500   International Business Machines Corporation            57,406         126
 1,200   Lucent Technologies, Inc.                              99,825         220
   500   *Microsoft Corporation                                 54,188         119
   400   Northern Telecom, Ltd.                                 22,700          50
   200   Raytheon Company - Class "B"                           11,825          26
   700   *Seagate Technology, Inc.                              16,669          37
   800   *Sterling Commerce, Inc.                               38,800          85
   400   *Tellabs, Inc.                                         28,650          63
   400   Xerox Corporation                                      40,650          90
----------------------------------------------------------------------------------
                                                               753,802       1,661
----------------------------------------------------------------------------------
         UTILITIES--3.7%
   400   *AES Corporation                                       21,025          46
   400   Duke Energy Corporation                                23,700          52
   900   Enron Corporation                                      48,656         107
   450   FPL Group, Inc.                                        28,350          62
 1,400   Williams Companies, Inc.                               47,250         104
----------------------------------------------------------------------------------
                                                               168,981         371
----------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $3,192,451)         96.3%   4,370,990       9,630
OTHER ASSETS, LESS LIABILITIES                        3.7      168,055         370
----------------------------------------------------------------------------------
NET ASSETS                                          100.0%  $4,539,045     $10,000
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS HIGH YIELD FUND
June 30, 1998

----------------------------------------------------------------------------------------
                                                                                  AMOUNT
                                                                                INVESTED
                                                                                FOR EACH
  PRINCIPAL                                                                   $10,000 OF
     AMOUNT   SECURITY                                                 VALUE  NET ASSETS
----------------------------------------------------------------------------------------
              CORPORATE BONDS--90.7%
              AEROSPACE/DEFENSE--.5%
$       100M  Moog, Inc., 10%, 2006                              $   108,649     $    55
----------------------------------------------------------------------------------------
              APPAREL/TEXTILES--3.7%
        300M  Pillowtex Corp., 10%, 2006                             325,500         164
        400M  Polymer Group, Inc., 9%, 2007                          405,000         204
----------------------------------------------------------------------------------------
                                                                     730,500         368
----------------------------------------------------------------------------------------
              AUTOMOTIVE--2.7%
        300M  Cambridge Industries, Inc., 10.25%, 2007               306,000         154
        250M  Cooperative Computing, Inc., 9%, 2008+                 227,500         115
----------------------------------------------------------------------------------------
                                                                     533,500         269
----------------------------------------------------------------------------------------
              BUILDING MATERIALS--1.8%
        350M  American Architectural Products Corp., 11.75%,
                2007                                                 360,500         182
----------------------------------------------------------------------------------------
              CHEMICALS--2.2%
        400M  Huntsman Polymers Corp., 11.75%, 2004                  438,000         221
----------------------------------------------------------------------------------------
              CONSUMER PRODUCTS--5.3%
        300M  Commemorative Brands, Inc., 11%, 2007                  304,125         154
        200M  Corning Consumer Products Co., 9.625%, 2008+           199,000         100
        300M  Herff Jones, Inc., 11%, 2005                           327,000         165
        250M  Syratech Corp., 11%, 2007                              222,500         112
----------------------------------------------------------------------------------------
                                                                   1,052,625         531
----------------------------------------------------------------------------------------
              CONTAINERS/PACKAGING--6.4%
        325M  Plastic Containers, Inc., 10%, 2006                    349,375         176
        400M  Radnor Holdings, Inc., 10%, 2003                       418,000         211
        500M  Tekni-Plex, Inc., 9.25%, 2008                          500,000         252
----------------------------------------------------------------------------------------
                                                                   1,267,375         639
----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS HIGH YIELD FUND
June 30, 1998

----------------------------------------------------------------------------------------
                                                                                  AMOUNT
                                                                                INVESTED
                                                                                FOR EACH
  PRINCIPAL                                                                   $10,000 OF
     AMOUNT   SECURITY                                                 VALUE  NET ASSETS
----------------------------------------------------------------------------------------
              DURABLE GOODS MANUFACTURING--3.6%
$       500M  Columbus McKinnon Corp., 8.50%, 2008+              $   496,250     $   251
        200M  Fairfield Manufacturing, Inc., 11.375%, 2001           208,500         105
----------------------------------------------------------------------------------------
                                                                     704,750         356
----------------------------------------------------------------------------------------
              ELECTRICAL EQUIPMENT--1.1%
        200M  Amphenol Corp., 9.875%, 2007                           210,500         106
----------------------------------------------------------------------------------------
              ENERGY--4.1%
        400M  Giant Industries, Inc., 9.75%, 2003                    417,000         211
        400M  Stone Energy Corp., 8.75%, 2007                        399,500         202
----------------------------------------------------------------------------------------
                                                                     816,500         413
----------------------------------------------------------------------------------------
              ENTERTAINMENT/LEISURE--1.0%
        200M  Outboard Marine Corp., 10.75%, 2008+                   202,000         102
----------------------------------------------------------------------------------------
              FOOD/BEVERAGE/TOBACCO--3.8%
        400M  Fleming Companies, Inc., 10.50%, 2004                  415,000         210
        300M  Van de Kamps, Inc., 12%, 2005                          342,000         173
----------------------------------------------------------------------------------------
                                                                     757,000         383
----------------------------------------------------------------------------------------
              GAMING/LODGING--4.3%
        250M  Casino America, Inc., 12.50%, 2003                     282,187         142
        300M  Empress Entertainment, Inc., 8.125%, 2006+             300,750         152
        250M  Grand Casinos, Inc., 9%, 2004                          272,500         138
----------------------------------------------------------------------------------------
                                                                     855,437         432
----------------------------------------------------------------------------------------
              HEALTHCARE--4.5%
        200M  Dade International, Inc., 11.125%, 2006                223,000         113
        250M  Fisher Scientific International, Inc., 9%, 2008        247,500         125
        400M  Integrated Health Services, Inc., 9.25%, 2008          416,000         210
----------------------------------------------------------------------------------------
                                                                     886,500         448
----------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY/OFFICE EQUIPMENT--1.3%
        250M  General Binding Corp., 9.375%, 2008+                   253,750         128
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                                  AMOUNT
                                                                                INVESTED
                                                                                FOR EACH
  PRINCIPAL                                                                   $10,000 OF
     AMOUNT   SECURITY                                                 VALUE  NET ASSETS
----------------------------------------------------------------------------------------
              MEDIA (CABLE TV/BROADCASTING)--7.8%
$       500M  Echostar Communications Corp., 0%-12.875%, 2004    $   487,500     $   246
        300M  Grupo Televisa, SA, 11.875%, 2006                      334,500         169
        300M  Rogers Cablesystems, Inc., 10%, 2005                   334,500         169
        400M  TCI Satellite Entertainment, Inc., 10.875%, 2007       399,000         201
----------------------------------------------------------------------------------------
                                                                   1,555,500         785
----------------------------------------------------------------------------------------
              MEDIA (OTHER)--4.3%
        300M  Garden State Newspapers, Inc., 12%, 2004               333,000         168
        200M  Garden State Newspapers, Inc., 8.75%, 2009             203,000         102
        300M  Outdoor Systems, Inc., 8.875%, 2007                    311,250         157
----------------------------------------------------------------------------------------
                                                                     847,250         427
----------------------------------------------------------------------------------------
              MINING/METALS--7.1%
        400M  Euramax International PLC, 11.25%, 2006                432,000         218
        250M  WCI Steel, Inc., 10%, 2004                             256,875         130
        300M  Wells Aluminum Corp., 10.125%, 2005                    316,500         160
        400M  Wheeling-Pittsburgh Corp., 9.25%, 2007                 408,000         206
----------------------------------------------------------------------------------------
                                                                   1,413,375         714
----------------------------------------------------------------------------------------
              MISCELLANEOUS--1.8%
        350M  Kindercare Learning Centers, Inc., 9.50%, 2009         358,312         181
----------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--3.8%
        350M  Riverwood International Corp., 10.25%, 2006            359,188         181
        350M  S.D. Warren Co., Inc., 12%, 2004                       387,625         196
----------------------------------------------------------------------------------------
                                                                     746,813         377
----------------------------------------------------------------------------------------
              REAL ESTATE/CONSTRUCTION--1.8%
        400M  Cathay International, Ltd., 13%, 2008+                 348,000         176
----------------------------------------------------------------------------------------
              RETAIL-FOOD/DRUG--1.3%
        250M  Stater Brothers Holdings, Inc., 9%, 2004               256,250         129
----------------------------------------------------------------------------------------
              RETAIL-GENERAL MERCHANDISE--1.6%
        300M  Big 5 Corp., 10.875%, 2007                             313,500         158
----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS HIGH YIELD FUND
June 30, 1998

----------------------------------------------------------------------------------------
                                                                                  AMOUNT
  PRINCIPAL                                                                     INVESTED
    AMOUNT,                                                                     FOR EACH
     SHARES                                                                   $10,000 OF
OR WARRANTS   SECURITY                                                 VALUE  NET ASSETS
----------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--13.2%
$       500M  21st Century Telecommunications Group, Inc.,
                0%-12.25%, 2008+                                 $   283,750     $   143
        500M  Comcast Cellular Holdings, Inc., 9.50%, 2007           521,250         263
        450M  E Spire Communications, Inc., 0%-13%, 2005             374,625         189
        400M  McCaw International, Ltd., 0%-13%, 2007                266,500         135
        250M  Netia Holdings BV, 0%-11.25%, 2007                     165,625          84
        250M  Netia Holdings BV, 10.25%, 2007                        240,938         122
        400M  Powertel, Inc., 0%-12%, 2006                           308,000         156
        200M  Qwest Communications International, Inc.,
                0%-9.47%, 2007                                       150,000          76
        500M  RCN Corp., 0%-11%, 2008                                299,375         151
----------------------------------------------------------------------------------------
                                                                   2,610,063       1,319
----------------------------------------------------------------------------------------
              TRANSPORTATION--1.7%
        300M  Moran Transportation Co., 11.75%, 2004                 332,250         168
----------------------------------------------------------------------------------------
              TOTAL VALUE OF CORPORATE BONDS (cost $17,438,676)   17,958,899       9,067
----------------------------------------------------------------------------------------
              COMMON STOCKS--.1%
              MEDIA (CABLE TV/BROADCASTING)
      1,000   *Echostar Communications Corp. - Class "A" (cost
                $0)                                                   24,062          12
----------------------------------------------------------------------------------------
              PREFERRED STOCKS--2.3%
              PAPER/FOREST PRODUCTS
      9,000   S.D. Warren Co., Inc., 14%, Series "B" (cost
                $249,750)                                            450,000         227
----------------------------------------------------------------------------------------
              WARRANTS--.6%
              GAMING/LODGING--.0%
        200   *Goldriver Finance Corp., Liquidating Trust                200          --
----------------------------------------------------------------------------------------
              MINING/METALS--.0%
        200   *Gulf State Steel Acquistion Corp. (expiring
                4/15/03)+                                                  2          --
----------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--.2%
      9,000   *S.D. Warren Co., Inc. (expiring 12/15/06)+             45,000          23
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
  WARRANTS,                                                                       AMOUNT
      UNITS                                                                     INVESTED
         OR                                                                     FOR EACH
  PRINCIPAL                                                                   $10,000 OF
     AMOUNT   SECURITY                                                 VALUE  NET ASSETS
----------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--.4%
        450   *E Spire Communications, Inc. (expiring 11/1/05)+  $    69,750     $    35
        400   *McCaw International, Ltd. (expiring 4/15/07)+           2,000           1
----------------------------------------------------------------------------------------
                                                                      71,750          36
----------------------------------------------------------------------------------------
              TOTAL VALUE OF WARRANTS (cost $0)                      116,952          59
----------------------------------------------------------------------------------------
              UNITS--1.2%
              MEDIA (CABLE TV/BROADCASTING)
        500   Diva Systems Corp. (cost $269,140)(a)+                 232,500         117
----------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--2.7%
$       500M  United States Treasury Note, 7%, 2006 (cost
                $534,874)                                            546,406         276
----------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.1%
        225M  Dupont (E.I.) de Nemours & Co., 5.75%, 7/9/98
                (cost $224,713)                                      224,713         114
----------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $18,717,153)             98.7%   19,553,532       9,872
OTHER ASSETS, LESS LIABILITIES                             1.3       252,567         128
----------------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $19,806,099     $10,000
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

* Non-income producing
+ See Note 4
(a) Each unit consists of one 0%-12.625% senior discount note due 2008 and three warrants to buy three shares of common stock.

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS INSURED TAX EXEMPT FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            MUNICIPAL BONDS--99.0%
            ALABAMA--1.6%
$     250M  Coffee Cnty. Public Bldg. Authority, 6.10%,
              9/1/2016                                         $   271,875     $   163
--------------------------------------------------------------------------------------
            ARIZONA--3.2%
      250M  Maricopa County Development Authority Hosp. Facs.
              Rev. (Samaritan Hlth. Svcs.), 7%, 12/1/2016          313,125         187
       55M  Maricopa County Uni. Sch. Dist. Gen. Oblig. #80
              (Chandler), 6.25%, 7/1/2011*                          62,150          37
      145M  Maricopa County Uni. Sch. Dist. Gen. Oblig. #80
              (Chandler), 6.25%, 7/1/2011                          167,118         100
--------------------------------------------------------------------------------------
                                                                   542,393         324
--------------------------------------------------------------------------------------
            ARKANSAS--2.9%
      500M  Arkansas State College Savings - Series A, 5%,
              6/1/2016                                             490,690         294
--------------------------------------------------------------------------------------
            CALIFORNIA--9.2%
      100M  Los Angeles County, Calif. Transportation Comm.
              Sales Tax Revenue:
              6.90%, 7/1/2001*                                     110,000          66
      250M  San Francisco City & County Parking Auth., 7%,
              6/1/2012                                             293,125         175
      500M  San Francisco City & County Redev. Agy. (Moscone
              Ctr.), 6.75%, 7/1/2015                               566,875         339
      250M  San Jose Redevelopment Agency, 6%, 8/1/2015            281,562         169
      250M  Santa Ana Fin. Auth. Lease Rev., 6.25%, 7/1/2015       288,750         173
--------------------------------------------------------------------------------------
                                                                 1,540,312         922
--------------------------------------------------------------------------------------
            COLORADO--2.4%
      350M  Roaring Fork General Obligation, 6.60%,
              6/15/2004*                                           397,687         238
--------------------------------------------------------------------------------------
            CONNECTICUT--2.7%
      400M  Connecticut Special Tax Oblig. Rev., 6.10%,
              10/1/2004*                                           444,500         266
--------------------------------------------------------------------------------------
            DELAWARE--.8%
      130M  Delaware Cnty. Hosp. Auth. (Ball Memorial Hosp.),
              6.625%, 8/1/2001*                                    141,863          85
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            FLORIDA--5.3%
$     335M  Cocoa Water & Sewer Revenue, 5.75%, 10/1/2017      $   363,475     $   218
      500M  Pensacola Airport Revenue, 5.60%, 10/1/2017            525,625         315
--------------------------------------------------------------------------------------
                                                                   889,100         533
--------------------------------------------------------------------------------------
            ILLINOIS--11.0%
      500M  Chicago Board of Education, 6.25%, 12/1/2012           573,040         343
      500M  Chicago General Obligation, 6%, 7/1/2005*              558,125         334
      500M  Illinois Dev. Fin. Auth. (Rockford School 205),
              6.55%, 2/1/2009                                      582,685         349
      100M  Will County School District General Obligation,
              7.10%, 12/1/2009                                     122,084          73
--------------------------------------------------------------------------------------
                                                                 1,835,934       1,099
--------------------------------------------------------------------------------------
            MAINE--1.7%
      250M  Maine Municipal Bond Bank, 6.50%, 11/1/2014            278,938         167
--------------------------------------------------------------------------------------
            MARYLAND--7.0%
    1,000M  Baltimore General Obligation, Zero Coupon,
              10/15/2011                                           526,570         315
      650M  Maryland State Health & Educational Facilities
              Auth. (Johns Hopkins Medicine), 5%, 7/1/2019         638,625         382
--------------------------------------------------------------------------------------
                                                                 1,165,195         697
--------------------------------------------------------------------------------------
            MASSACHUSETTS--3.3%
      500M  Mass. Bay Transportation Authority Gen. Sys.
              Rev., 5.80%, 3/1/2013                                550,470         330
--------------------------------------------------------------------------------------
            MICHIGAN--3.3%
    1,000M  Howell Public Schools General Obligation, Zero
              Coupon, 5/1/2006*                                    325,000         195
      220M  Michigan Municipal Bond Auth. Rev., 5.05%,
              5/1/2015                                             219,725         132
--------------------------------------------------------------------------------------
                                                                   544,725         327
--------------------------------------------------------------------------------------
            MISSOURI--4.9%
      200M  Liberty Sewer System Revenue, 6.15%, 2/1/2015          222,250         133
      500M  Missouri State Health & Educational Facilities
              Auth. (BJC Health System), 6.75%, 5/15/2010          592,325         355
--------------------------------------------------------------------------------------
                                                                   814,575         488
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS INSURED TAX EXEMPT FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            NEW JERSEY--3.2%
$     485M  New Jersey Housing & Mortgage Fin. Rev., 6.55%,
              10/1/2010                                        $   531,075     $   318
--------------------------------------------------------------------------------------
            NEW YORK--1.9%
      290M  New York City Municipal Water Fin. Auth. Rev.,
              5.875%, 6/15/2001*                                   324,075         194
--------------------------------------------------------------------------------------
            NORTH CAROLINA--2.8%
      430M  North Carolina Central Univ. Hsg. Rev., 5.75%,
              11/1/2015                                            461,175         276
--------------------------------------------------------------------------------------
            OHIO--1.6%
      250M  Lorain County Hosp. Rev. (Catholic Healthcare
              Partners), 5.625%, 9/1/2014                          265,000         159
--------------------------------------------------------------------------------------
            OKLAHOMA--3.5%
      500M  Grand River Dam Authority Revenue, 6.25%,
              6/1/2011                                             580,105         347
--------------------------------------------------------------------------------------
            OREGON--3.2%
      500M  Oregon State Dept. of Administrative Services
              Cert. of Partic., 5.65%, 5/1/2012                    538,750         323
--------------------------------------------------------------------------------------
            PENNSYLVANIA--7.1%
      525M  Erie General Obligation, 5.75%, 5/15/2013              564,926         338
      200M  Jeannette School District General Obligation,
              6.65%, 6/1/2001*                                     214,250         128
      350M  Philaldelphia Water & Wastewater Rev., 6.25%,
              8/1/2012                                             403,813         242
--------------------------------------------------------------------------------------
                                                                 1,182,989         708
--------------------------------------------------------------------------------------
            PUERTO RICO--6.4%
      400M  Puerto Rico Commonwealth Hwy. & Transn. Auth.
              Rev., 6.25%, 7/1/2014                                467,500         280
      545M  Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl.
              Facs., 6.25%, 7/1/2016                               604,269         362
--------------------------------------------------------------------------------------
                                                                 1,071,769         642
--------------------------------------------------------------------------------------
            RHODE ISLAND--1.3%
      200M  Rhode Island Convention Center Authority, 6.70%,
              5/15/2001*                                           217,750         130
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            TEXAS--8.7%
$     505M  Austin Utility System Rev., 6%, 11/15/2013         $   575,069     $   344
      500M  Harris County General Obligation, 6.50%,
              8/15/2013                                            586,420         351
      250M  Houston Water Conveyance System Cert. of Partic.,
              6.25%, 12/15/2012                                    288,750         173
--------------------------------------------------------------------------------------
                                                                 1,450,239         868
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $14,940,653)           99.0%   16,531,184       9,898
OTHER ASSETS, LESS LIABILITIES                           1.0       170,415         102
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $16,701,599     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Municipal bonds which have been prerefunded are shown maturing at the prerefunded call date.

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
EXECUTIVE INVESTORS TRUST
June 30, 1998

---------------------------------------------------------------------------
                                         BLUE CHIP  HIGH YIELD  INSURED TAX
                                              FUND        FUND  EXEMPT FUND
---------------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $3,192,451 $18,717,153 $14,940,653
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------
  At value (Note 1A)...................  $4,370,990 $19,553,532 $16,531,184
Cash...................................    131,626          --        6,108
Receivables:
  Interest and dividends...............      2,791     390,818      216,555
  Trust shares sold....................     30,894      58,116       18,152
  Investment securities sold...........     10,000          --           --
                                         ---------  ----------  -----------
Total Assets...........................  4,546,301  20,002,466   16,771,999
                                         ---------  ----------  -----------
LIABILITIES
Payables:
  Trust shares redeemed................        100      24,882        1,000
  Dividends payable....................         --     135,666       61,973
Accrued expenses.......................      5,336      27,515        3,268
Accrued advisory fee...................      1,820       8,304        4,159
                                         ---------  ----------  -----------
Total Liabilities......................      7,256     196,367       70,400
                                         ---------  ----------  -----------
NET ASSETS.............................  $4,539,045 $19,806,099 $16,701,599
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------
NET ASSETS CONSIST OF:
Capital paid in........................  $3,115,334 $23,549,340 $14,983,701
Undistributed net investment income....      5,263     153,354        2,624
Accumulated net realized gain (loss) on
  investment
  transactions.........................    239,909  (4,732,974)     124,743
Net unrealized appreciation in value of
  investments..........................  1,178,539     836,379    1,590,531
                                         ---------  ----------  -----------
Total..................................  $4,539,045 $19,806,099 $16,701,599
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING..........................    185,291   2,456,170    1,151,503
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE
  (Net assets divided by trust shares
  outstanding).........................  $   24.50  $     8.06  $     14.50
                                         ---------       -----  -----------
                                         ---------       -----  -----------
MAXIMUM OFFERING PRICE PER SHARE
  (Net asset value/.9525)*.............  $   25.72  $     8.46  $     15.22
                                         ---------       -----  -----------
                                         ---------       -----  -----------

* On purchases of $100,000 or more, the sales charge is reduced.

                       See notes to financial statements

STATEMENT OF OPERATIONS
EXECUTIVE INVESTORS TRUST
Six Months Ended June 30, 1998

---------------------------------------------------------------------------
                                         BLUE CHIP  HIGH YIELD  INSURED TAX
                                              FUND        FUND  EXEMPT FUND
---------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.............................  $   4,937  $  931,511  $   436,578
  Dividends............................     25,219         418           --
  Consent fees.........................         --      26,750           --
                                         ---------  ----------  -----------
Total income...........................     30,156     958,679      436,578
                                         ---------  ----------  -----------
Expenses (Notes 1 and 3):
  Advisory fee.........................     21,285      99,711       81,763
  Distribution plan expenses...........     10,627      49,845       40,870
  Shareholder servicing costs..........      2,939      13,024        5,066
  Professional fees....................      1,707       6,590        5,356
  Custodian fees.......................      3,141       2,810        2,381
  Reports and notices to
    shareholders.......................        794       2,554        1,826
  Other expenses.......................        782       3,943        2,274
                                         ---------  ----------  -----------
Total expenses.........................     41,275     178,477      139,536
Less: Expenses waived or assumed.......    (20,447)    (59,827)     (76,327)
     Custodian fees paid indirectly....     (3,040)     (2,505)        (480)
                                         ---------  ----------  -----------
Net expenses...........................     17,788     116,145       62,729
                                         ---------  ----------  -----------
Net investment income..................     12,368     842,534      373,849
                                         ---------  ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 2):
Net realized gain on investments.......    232,722     298,661      124,743
Net unrealized appreciation
  (depreciation) of investments........    280,925    (417,555)     (28,158)
                                         ---------  ----------  -----------
Net gain (loss) on investments.........    513,647    (118,894)      96,585
                                         ---------  ----------  -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................  $ 526,015  $  723,640  $   470,434
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
EXECUTIVE INVESTORS TRUST

---------------------------------------------------------------

                                             BLUE CHIP FUND
                                         ----------------------
                                          1/1/98 TO   1/1/97 TO
                                            6/30/98    12/31/97
---------------------------------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
  Net investment income................  $   12,368  $   27,109
  Net realized gain on investments.....     232,722     226,701
  Net unrealized appreciation
    (depreciation) of investments......     280,925     399,894
                                         ----------  ----------
    Net increase in net assets
      resulting from operations........     526,015     653,704
                                         ----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income................      (8,501)    (27,075)
  Net realized gains...................          --    (219,514)
                                         ----------  ----------
    Total distributions................      (8,501)   (246,589)
                                         ----------  ----------
TRUST SHARE TRANSACTIONS (a)
  Proceeds from shares sold............     718,451   1,122,087
  Reinvestment of distributions........       7,941     236,032
  Cost of shares redeemed..............    (432,162)   (198,168)
                                         ----------  ----------
  Net increase from trust share
    transactions.......................     294,230   1,159,951
                                         ----------  ----------
    Net increase in net assets.........     811,744   1,567,066
NET ASSETS
  Beginning of period..................   3,727,301   2,160,235
                                         ----------  ----------
  End of period+.......................  $4,539,045  $3,727,301
                                         ----------  ----------
                                         ----------  ----------
+Includes undistributed net investment
 income of.............................  $    5,263  $    1,396
                                         ----------  ----------
                                         ----------  ----------
(a)TRUST SHARES ISSUED AND REDEEMED
  Sold.................................      31,536      52,260
  Issued for distributions
    reinvested.........................         329      10,913
  Redeemed.............................     (18,490)     (8,947)
                                         ----------  ----------
  Net increase in trust shares.........      13,375      54,226
                                         ----------  ----------
                                         ----------  ----------

                       See notes to financial statements

-------------------------------------------------------------------------------------------
                                                                           INSURED
                                             HIGH YIELD FUND           TAX EXEMPT FUND
                                         ------------------------  ------------------------
                                           1/1/98 TO    1/1/97 TO    1/1/98 TO    1/1/97 TO
                                             6/30/98     12/31/97      6/30/98     12/31/97
---------------------------------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income................  $   842,534  $ 1,567,815  $   373,849  $   750,397
  Net realized gain on investments.....      298,661       63,758      124,743      133,949
  Net unrealized appreciation
    (depreciation) of investments......     (417,555)     437,713      (28,158)     663,898
                                         -----------  -----------  -----------  -----------
    Net increase in net assets
      resulting from operations........      723,640    2,069,286      470,434    1,548,244
                                         -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income................     (828,077)  (1,582,847)    (371,820)    (751,800)
  Net realized gains...................           --           --           --     (133,949)
                                         -----------  -----------  -----------  -----------
    Total distributions................     (828,077)  (1,582,847)    (371,820)    (885,749)
                                         -----------  -----------  -----------  -----------
TRUST SHARE TRANSACTIONS (a)
  Proceeds from shares sold............    1,904,461    3,853,833    1,768,134    1,477,036
  Reinvestment of distributions........      288,619      697,365      180,971      521,972
  Cost of shares redeemed..............   (1,516,281)  (2,577,220)  (1,539,069)  (1,876,983)
                                         -----------  -----------  -----------  -----------
  Net increase from trust share
    transactions.......................      676,799    1,973,978      410,036      122,025
                                         -----------  -----------  -----------  -----------
    Net increase in net assets.........      572,362    2,460,417      508,650      784,520
NET ASSETS
  Beginning of period..................   19,233,737   16,773,320   16,192,949   15,408,429
                                         -----------  -----------  -----------  -----------
  End of period+.......................  $19,806,099  $19,233,737  $16,701,599  $16,192,949
                                         -----------  -----------  -----------  -----------
                                         -----------  -----------  -----------  -----------
+Includes undistributed net investment
  income of............................  $   153,354  $   138,897  $     2,624  $       595
                                         -----------  -----------  -----------  -----------
                                         -----------  -----------  -----------  -----------
(a)TRUST SHARES ISSUED AND REDEEMED
  Sold.................................      232,676      485,416      122,036      105,445
  Issued for distributions
    reinvested.........................       35,182       87,700       12,559       37,083
  Redeemed.............................     (185,348)    (324,689)    (106,474)    (134,047)
                                         -----------  -----------  -----------  -----------
  Net increase in trust shares.........       82,510      248,427       28,121        8,481
                                         -----------  -----------  -----------  -----------
                                         -----------  -----------  -----------  -----------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
EXECUTIVE INVESTORS TRUST

1. SIGNIFICANT ACCOUNTING POLICIES--Executive Investors Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of unlimited shares of beneficial interest of the Blue Chip Fund, the High Yield Fund and the Insured Tax Exempt Fund (each a "Fund") and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

BLUE CHIP FUND seeks to provide high total investment return consistent with the preservation of capital.

HIGH YIELD FUND primarily seeks to provide high current income and secondarily seeks capital appreciation.

INSURED TAX EXEMPT FUND seeks to provide a high level of interest income which is exempt from federal income tax.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Each security traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) is valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers and other available information in determining value. The municipal bonds in which the Insured Tax Exempt Fund invests are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Board of Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When-issued securities" are reflected in the assets of the Fund as of the date the securities are purchased. Short-term debt securities that mature in 60 days or less are valued on the amortized cost method which approximates market value. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust.

The municipal bonds held by the Insured Tax Exempt Fund are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Fund may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured or the principal and interest outstanding are paid by an issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Fund's policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Fund will consider security type, rating, market condition and yield. The Fund may invest up to 20% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of the Trust to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve it from all, or substantially all, federal income taxes. At June 30, 1998, the High Yield Fund had capital loss carryovers of $5,031,635 of which $3,364,392 expires in

1998, $1,286,892 expires in 1999, $211,168 expires in 2003, $109,463 expires in
2004 and $59,720 expires in 2005.

C. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

D. Distributions to Shareholders--Dividends from net investment income to the shareholders of the High Yield Fund and the Insured Tax Exempt Fund are generally declared daily and paid monthly. Dividends from net investment income of the Blue Chip Fund are generally declared and paid quarterly. Distributions from net realized capital gains, if any, are generally declared and paid annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and post-October capital losses.

E. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. For the six months ended June 30, 1998, the Funds' custodian has provided credits in the amount of $6,025 against custodian charges based on the uninvested cash balances of the Funds.

2. SECURITY TRANSACTIONS--For the six months ended June 30, 1998, purchases and sales of securities, other than short-term tax exempt investments and short-term securities, were as follows:

                                         BLUE CHIP  HIGH YIELD  INSURED TAX
                                              FUND        FUND  EXEMPT FUND
                                         ---------  ----------  -----------
Cost of purchases......................  $2,099,251 $6,355,560  $14,861,006
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------
Proceeds of sales......................  $1,577,508 $5,447,489  $14,989,956
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------

NOTES TO FINANCIAL STATEMENTS
EXECUTIVE INVESTORS TRUST

At June 30, 1998, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                         BLUE CHIP  HIGH YIELD  INSURED TAX
                                              FUND        FUND  EXEMPT FUND
                                         ---------  ----------  -----------
Aggregate cost.........................  $3,192,451 $18,717,153 $14,940,653
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------
Gross unrealized appreciation..........  $1,235,217 $1,041,267  $ 1,592,546
Gross unrealized depreciation..........     56,678     204,888        2,015
                                         ---------  ----------  -----------
Net unrealized appreciation............  $1,178,539 $  836,379  $ 1,590,531
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and trustees of the Trust are officers and directors of its investment adviser, Executive Investors Management Company, Inc. ("EIMCO"), its underwriter, Executive Investors Corporation ("EIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Trust's Individual Retirement Accounts. Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 1998, total trustees fees accrued by the Funds amounted to $450.

The Investment Advisory Agreement provides as compensation to EIMCO an annual fee, payable monthly, at the rate of 1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. The total advisory fees earned by EIMCO from all Funds was $202,759 of which $123,935 was waived. In addition, expenses of $12,390 were assumed by EIMCO.

For the six months ended June 30, 1998, EIC, as underwriter of the Trust, received $16,995 in commissions from the sale of Trust shares, after allowing $127,499 to other dealers. Shareholder servicing costs included $13,920 in transfer agent fees accrued to ADM and $1,494 in IRA custodian fees accrued to FFS.

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay EIC a fee equal to .50% of its average daily net assets on an annualized basis each fiscal year, payable quarterly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 1998, total distribution plan fees accrued to EIC amounted to $101,342 (of which $20,276 was waived).

4. RULE 144A SECURITIES--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 1998, the High Yield Fund held thirteen 144A securities with an aggregate value of $2,660,252. These securities represent 13.4% of the Fund's net assets and are valued as set forth in Note 1A.

5. CONCENTRATION OF CREDIT RISK--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

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                                                                              23

FINANCIAL HIGHLIGHTS
EXECUTIVE INVESTORS TRUST

The following table sets forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-----------------------------------------------------------------------------------------------------------------
                                                         P E R  S H A R E  D A T A
                           --------------------------------------------------------------------------------------

                                        INCOME FROM INVESTMENT OPERATIONS      LESS DISTRIBUTIONS
                           NET ASSET  --------------------------------------          FROM
                               VALUE                NET REALIZED              --------------------
                           ---------         NET  AND UNREALIZED  TOTAL FROM         NET       NET
                           BEGINNING  INVESTMENT  GAIN (LOSS) ON  INVESTMENT  INVESTMENT  REALIZED          TOTAL
                           OF PERIOD      INCOME     INVESTMENTS  OPERATIONS      INCOME      GAIN  DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
1993.....................  $   13.78  $      .23  $          .88  $     1.11  $      .23  $    .59  $         .82
1994.....................      14.07         .24            (.41)       (.17)        .22       .93           1.15
1995.....................      12.75         .30            4.30        4.60         .29       .74           1.03
1996.....................      16.32         .22            3.13        3.35         .24      1.07           1.31
1997.....................      18.36         .19            4.68        4.87         .19      1.36           1.55
1/1/98 to 6/30/98........      21.68         .07            2.80        2.87         .05        --            .05
-----------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
1993.....................  $    7.43  $      .72  $          .50  $     1.22  $      .76  $     --  $         .76
1994.....................       7.89         .70            (.87)       (.17)        .74        --            .74
1995.....................       6.98         .70             .58        1.28         .67        --            .67
1996.....................       7.59         .72             .28        1.00         .70        --            .70
1997.....................       7.89         .68             .23         .91         .70        --            .70
1/1/98 to 6/30/98........       8.10         .35            (.05)        .30         .34        --            .34
-----------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
1993.....................  $   12.83  $      .71  $         1.27  $     1.98  $      .72  $    .32  $        1.04
1994.....................      13.77         .68           (1.23)       (.55)        .69        --            .69
1995.....................      12.53         .72            1.80        2.52         .73       .28           1.01
1996.....................      14.04         .66            (.10)        .56         .67       .11            .78
1997.....................      13.82         .67             .71        1.38         .67       .12            .79
1/1/98 to 6/30/98........      14.41         .33             .09         .42         .33        --            .33
-----------------------------------------------------------------------------------------------------------------

(a) Annualized
* Calculated without sales charges.
+ Net of expenses waived or assumed (Note 3).

                       See notes to financial statements

The following table sets forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

------------------------------------------------------------------------------------------------------------------------------
                                                          R A T I O S  /  S U P P L E M E N T A L  D A T A
                                      ----------------------------------------------------------------------------------------
                           ---------
                                                                                          RATIO TO AVERAGE NET
                                                                 RATIO TO AVERAGE        ASSETS BEFORE EXPENSES
                                                                   NET ASSETS+              WAIVED OR ASSUMED
                           NET ASSET                          ----------------------     -----------------------
                               VALUE   TOTAL                                     NET                         NET     PORTFOLIO
                           ---------  RETURN      NET ASSETS              INVESTMENT                  INVESTMENT      TURNOVER
                                 END       *   END OF PERIOD  EXPENSES        INCOME     EXPENSES         INCOME          RATE
                           OF PERIOD     (%)  (IN THOUSANDS)       (%)           (%)          (%)            (%)           (%)
------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
1993.....................  $   14.07    8.13  $          956       .50          1.63         2.30           (.17)           47
1994.....................      12.75   (1.21)          1,041       .50          1.82         2.54           (.22)           89
1995.....................      16.32   36.30           1,427       .50          1.99         2.20            .29            33
1996.....................      18.36   20.62           2,160       .75          1.33         2.28           (.20)           50
1997.....................      21.68   26.58           3,727       .75           .92         2.03           (.36)          163
1/1/98 to 6/30/98........      24.50   13.22           4,539       .84(a)        .72(a)      1.80(a)        (.24)(a)        40
------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
1993.....................  $    7.89   17.04  $       14,231      1.34          9.49         1.95           8.88            89
1994.....................       6.98   (2.32)         15,142      1.33          9.45         1.88           8.90            53
1995.....................       7.59   19.08          15,672      1.35          9.52         1.90           8.97            69
1996.....................       7.89   13.69          16,773      1.22          9.38         1.82           8.78            27
1997.....................       8.10   12.03          19,234      1.22          8.68         1.82           8.08            49
1/1/98 to 6/30/98........       8.06    3.74          19,806      1.19(a)       8.45(a)      1.76(a)        7.88(a)         28
------------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
1993.....................  $   13.77   15.74  $        9,447       .50          5.29         1.68           4.11            97
1994.....................      12.53   (3.95)         10,363       .50          5.39         1.80           4.09           215
1995.....................      14.04   20.53          13,342       .50          5.35         1.74           4.11           147
1996.....................      13.82    4.11          15,408       .75          4.85         1.71           3.89           116
1997.....................      14.41   10.30          16,193       .75          4.80         1.71           3.84           126
1/1/98 to 6/30/98........      14.50    2.95          16,702       .77(a)       4.57(a)      1.71(a)        3.63(a)         91
------------------------------------------------------------------------------------------------------------------------------

(a) Annualized
* Calculated without sales charges.
+ Net of expenses waived or assumed (Note 3).

                       See notes to financial statements

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Trustees of
Executive Investors Trust

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Blue Chip, High Yield and Insured Tax Exempt Funds (comprising Executive Investors Trust), as of June 30, 1998, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1998 and the year ended December 31, 1997 and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue Chip, High Yield and Tax Exempt Funds at June 30, 1998, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 31, 1998

EXECUTIVE INVESTORS TRUST

TRUSTEES
-------------------------------------------

JAMES J. COY (Emeritus)

ROGER L. GRAYSON

GLENN O. HEAD

KATHRYN S. HEAD

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
-------------------------------------------

GLENN O. HEAD
President

GEORGE V. GANTER
Vice President

PATRICIA D. POITRA
Vice President

CLARK D. WAGNER
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

SHAREHOLDER INFORMATION
-------------------------------------------

INVESTMENT ADVISER
EXECUTIVE INVESTORS
MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

UNDERWRITER
EXECUTIVE INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

TRANSFER AGENT
ADMINISTRATIVE DATA
MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Trust's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Trust will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trust's prospectus.

EXECUTIVE INVESTORS TRUST
95 WALL STREET
NEW YORK, NY 10005
EIHY107

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" appear in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" which appears to the right of the above language in the printed piece.

Vertically reading from bottom to top in the center of the page the words "EXECUTIVE INVESTORS" appear.

EXECUTIVE
INVESTORS
TRUST

Blue Chip Fund
High Yield Fund
Insured Tax Exempt Fund


SEMI-
ANNUAL
REPORT


JUNE 30, 1998